Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 671.3	$ 595.3
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 152.2